Condensed Consolidated Balance Sheet - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 22,422	$ 111,051	$ 174,494
Prepaid expenses	86,274		10,000
Accounts receivable	9,170	1,325
Total Current Assets	117,866	112,376	184,494
Property and equipment, net	52,063	48,056	71,829
Security deposit	16,836	17,000	38,445
Minority investment in business			83,333
Total Assets	186,765	177,432	378,101
Current Liabilities
Accounts payable and accrued liabilities	2,094,658	1,462,106	1,387,068
Demand loan	60,366	10,366	10,366
Current portion of Convertible Notes - related party, net of debt discount	30,916
Convertible notes payable, Outstanding Principal, Total	59,500	96,500	268,823
Current portion of capital lease payable	4,732	4,732	3,524
Note payable - related party, net of debt discount	1,305,907	1,249,000	1,365,325
Note payable, net of debt discount and issuance costs	791,467	689,500	15,579
Line of credit - related party	130,000	130,000
Line of credit		44,996	235,141
Current portion of deferred rent	1,800
Total Current Liabilities	4,479,346	3,687,200	3,285,826
Non-current Liabilities:
Deferred rent	7,757
Capital lease payables			1,208
Convertible Notes - related party, net of debt discount	1,571,792	1,345,246
Convertible Notes, net of debt discount and issuance costs	4,042,808	2,512,293
Total Non-current Liabilities	5,622,357	3,857,539	1,208
Total Liabilities	10,101,703	7,544,739	3,287,034
Commitments and contingencies
Stockholders' Deficit
Common stock par value $0.001: 300,000,000 shares authorized; 40,524,432 and 39,520,682 issued and outstanding as of June 30, 2018 and December 31,2017 respectively	40,525	39,521	33,895
Additional paid in capital	16,343,480	14,387,247	10,075,941
Accumulated deficit	(26,279,975)	(21,775,107)	(13,018,811)
Less: Treasury stock, 220,000 and 220,000 shares, respectively	(19,007)	(19,007)
Total stockholders' deficit	(9,914,938)	(7,367,307)	(2,908,933)
Total Liabilities and Stockholders' Deficit	186,765	177,432	378,101
Series A Preferred stock
Stockholders' Deficit
Preferred stock value	31	31	33
Total stockholders' deficit		31	33
Series B Preferred stock
Stockholders' Deficit
Preferred stock value	8	8	8
Total stockholders' deficit		8	8
Series D Preferred stock
Stockholders' Deficit
Preferred stock value			1
Total stockholders' deficit			$ 1